Note 6 - Other Revenues - Details of Other Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Total Other revenues	[1]	$ 158,941	$ 61,967	$ 15,341
Transaction fee income [member]
Statement Line Items [Line Items]
Total Other revenues	[2]	3,424	2,203	445
Subscription and services revenue [member]
Statement Line Items [Line Items]
Total Other revenues	[3]	$ 155,517	$ 59,764	$ 14,896

[1]	Includes interest income from non-customers of $65.7 million, $12.3 million, and $12.0 million for the year ended December 31, 2025, 2024, and 2023, respectively.
[2]	For the year ended December 31, 2025, 2024, and 2023, the Exchange recorded Transaction fee income from peer-to-peer spot trades of $1.8 million, $1.6 million, and $0.1 million, respectively.
[3]	Includes interest income of $14.8 million, $12.3 million, and $12.0 million for the year ended December 31, 2025, 2024, and 2023, respectively.